Prospectus

January 1, 2009

Columbia Funds

Liquidity Class Shares

■	Columbia Cash Reserves
■	Columbia Money Market Reserves
■	Columbia Treasury Reserves
■	Columbia Government Reserves
■	Columbia Municipal Reserves
■	Columbia Tax-Exempt Reserves
■	Columbia California Tax-Exempt Reserves
■	Columbia Government Plus Reserves

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Funds and may be compensated or incented in connection with the sale of Fund shares. The Funds may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

Prospectus Primer

This prospectus tells you about some of the Money Market Funds (each a Fund and together, the Funds) in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Funds in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of each Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information, and

■	fees and expenses.

This summary is followed by other important information, including:

■	a description of the Funds’ additional investment strategies and policies,
■	a discussion of the Funds’ primary service providers, the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Funds’ Liquidity Class shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Funds, including:

■	how to buy, sell and exchange shares of the Funds, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of each Fund’s financial information, and

■	hypothetical fee and expense data that shows the costs associated with investing in a Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of each Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Funds in the Statement of Additional Information (SAI), which includes more detailed information about the Funds’ investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Funds are sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Funds’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Funds’ distributor (the Distributor). Columbia Management Services, Inc. is the Funds’ transfer agent (the Transfer Agent).

The Funds, like all mutual funds, are designed to be a part of a broad and diversified investment portfolio and are not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Funds and any other Columbia Fund carefully before investing.

Columbia Cash Reserves

FUNDimensions™
Columbia Cash Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Liquidity Class: NCLXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Columbia Cash Reserves

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Columbia Cash Reserves

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Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

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Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

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Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue

Columbia Cash Reserves

obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. In addition, foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Columbia Cash Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2008: 2.10%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.62%
Worst:	2nd quarter 2004:	0.20%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2007

	1 year	5 years	10 years(a)
Liquidity Class Shares	5.08%	2.96%	3.72%

(a)	The inception date of the Fund’s Liquidity Class shares is January 9, 1991.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “Rule 12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees(a)(b)	0.24%
Distribution (Rule 12b-1) and service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.50%
Fee waivers and/or reimbursements(c)	-0.15%
Total net expenses(d)	0.35%

(a)	Management fees include an investment advisory fee of 0.15% and an administration fee of 0.09%.

(b)

The Fund pays an investment advisory fee of 0.15% and administration fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the net assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Daily Cash Reserves. The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(c)

The Distributor has agreed to waive 0.10% of distribution and/or shareholder service fees for Liquidity class shares so that the distribution and/or shareholder service fees do not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2009.

(d)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.20% of the Fund’s average daily net assets through December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect. Also, the Distributor has voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Liquidity Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Liquidity Class Shares	$36	$145	$265	$614

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

Columbia Money Market Reserves

FUNDimensions™
Columbia Money Market Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Liquidity Class: NRLXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal Securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Columbia Money Market Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

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Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

Columbia Money Market Reserves

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Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans.

Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could

Columbia Money Market Reserves

become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. In addition, foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Columbia Money Market Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2008: 2.14%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.61%
Worst:	2nd quarter 2004:	0.19%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia Money Market Reserves

Average Annual Total Return as of December 31, 2007

	1 year	5 years	Life of Fund(a)
Liquidity Class Shares	5.09%	2.95%	3.58%

(a)	The inception date of the Fund’s Liquidity Class shares is August 7, 1998.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “Rule 12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

Columbia Money Market Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees(a)(b)	0.24%
Distribution (Rule 12b-1) and service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.50%
Fee waivers and/or reimbursements(c)	-0.15%
Total net expenses(d)	0.35%

(a)	Management fees include an investment advisory fee of 0.15% and an administration fee of 0.09%.

(b)

The Fund pays an investment advisory fee of 0.15% and administration fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the net assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Daily Cash Reserves. The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(c)

The Distributor has agreed to waive 0.10% of distribution and/or shareholder service fees for Liquidity class shares so that the distribution and/or shareholder service fees do not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2009.

(d)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.20% of the Fund’s average daily net assets through December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect. Also, the Distributor has voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Liquidity Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Liquidity Class Shares	$36	$145	$265	$614

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

Columbia Treasury Reserves

FUNDimensions™
Columbia Treasury Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Liquidity Class: NTLXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Repurchase agreements risk

Reverse repurchase
agreements risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

Columbia Treasury Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.

Columbia Treasury Reserves

Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Reverse Repurchase Agreements Risk – Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Columbia Treasury Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2008: 1.41%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.57%
Worst:	2nd quarter 2004:	0.17%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2007

	1 year	5 years	10 years(a)
Liquidity Class Shares	4.69%	2.80%	3.53%

(a)	The inception date of the Fund’s Liquidity Class shares is January 11, 1991.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “Rule 12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses ( deducted from the Fund’s assets)

Liquidity Class Shares
Management fees(a)(b)	0.24%
Distribution (Rule 12b-1) and service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.50%
Fee waivers and/or reimbursements(c)	-0.15%
Total net expenses(d)	0.35%

(a)	Management fees include an investment advisory fee of 0.15% and an administration fee of 0.09%.

(b)

The Fund pays an investment advisory fee of 0.15% and administration fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the net assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Daily Cash Reserves. The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(c)

The Distributor has agreed to waive 0.10% of distribution and/or shareholder service fees for Liquidity class shares so that the distribution and/or shareholder service fees do not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2009.

(d)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.20% of the Fund’s average daily net assets through December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect. Also, the Distributor has voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Liquidity Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Liquidity Class Shares	$36	$145	$265	$614

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

Columbia Government Reserves

FUNDimensions™
Columbia Government Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Liquidity Class: NGLXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations.

Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

Columbia Government Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.

Columbia Government Reserves

Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Columbia Government Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2008: 1.86%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2000:	1.59%
Worst:	1st quarter 2004:	0.18%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia Government Reserves

Average Annual Total Return as of December 31, 2007

	1 year	5 years	10 years(a)
Liquidity Class Shares	4.90%	2.87%	3.60%

(a)	The inception date of the Fund’s Liquidity Class shares is January 14, 1991.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “Rule 12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

Columbia Government Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses ( deducted from the Fund’s assets)

Liquidity Class Shares
Management fees(a)(b)	0.24%
Distribution (Rule 12b-1) and service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.50%
Fee waivers and/or reimbursements(c)	-0.15%
Total net expenses(d)	0.35%

(a)	Management fees include an investment advisory fee of 0.15% and an administration fee of 0.09%.

(b)

The Fund pays an investment advisory fee of 0.15% and administration fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the net assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Daily Cash Reserves. The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(c)

The Distributor has agreed to waive 0.10% of distribution and/or shareholder service fees for Liquidity class shares so that the distribution and/or shareholder service fees do not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2009.

(d)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.20% of the Fund’s average daily net assets through December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect. Also, the Distributor has voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Liquidity Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Liquidity Class Shares	$36	$145	$265	$614

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

Columbia Municipal Reserves

FUNDimensions™
Columbia Municipal Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Liquidity Class: NMLXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Tax-exempt pass-through certificates risk Interest rate risk Credit risk Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax).

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and to be of high quality. The Fund may invest all or any portion of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

Columbia Municipal Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

Columbia Municipal Reserves

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Columbia Municipal Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2008: 1.70%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.02%
Worst:	3rd quarter 2003:	0.16%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia Municipal Reserves

Average Annual Total Return as of December 31, 2007

	1 year	5 years	10 years
Liquidity Class Shares	3.41%	2.08%	2.42%

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “Rule 12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

Columbia Municipal Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses ( deducted from the Fund’s assets)

Liquidity Class Shares
Management fees(a)(b)	0.24%
Distribution (Rule 12b-1) and service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.50%
Fee waivers and/or reimbursements(c)	-0.15%
Total net expenses(d)	0.35%

(a)	Management fees include an investment advisory fee of 0.15% and an administration fee of 0.09%.

(b)

The Fund pays an investment advisory fee of 0.15% and administration fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the net assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Daily Cash Reserves. The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(c)

The Distributor has agreed to waive 0.10% of distribution and/or shareholder service fees for Liquidity class shares so that the distribution and/or shareholder service fees do not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2009.

(d)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.20% of the Fund’s average daily net assets through December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect. Also, the Distributor has voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Liquidity Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Liquidity Class Shares	$36	$145	$265	$614

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

Columbia Tax-Exempt Reserves

FUNDimensions™
Columbia Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Liquidity Class: NELXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Tax-exempt pass-through certificates risk Interest rate risk Credit risk Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax.

The Fund purchases only first-tier securities. The Fund invests in municipal securities that, at the time of purchase, the Advisor believes have minimal credit risk and are of high quality. The Fund may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund also may invest in other money market funds, consistent with its investment objective and strategies.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

Columbia Tax-Exempt Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such

Columbia Tax-Exempt Reserves

as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Columbia Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2008: 1.57%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2007:	0.86%
Worst:	3rd quarter 2003:	0.15%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2007

	1 year	5 years	Life of Fund(a)
Liquidity Class Shares	3.36%	2.04%	1.99%

(a)	The inception date of the Fund’s Liquidity Class shares is September 3, 2002.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “Rule 12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

Columbia Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses ( deducted from the Fund’s assets)

Liquidity Class Shares
Management fees(a)(b)	0.24%
Distribution (Rule 12b-1) and service fees	0.25%
Other expenses	0.02%
Total annual Fund operating expenses	0.51%
Fee waivers and/or reimbursements(c)	-0.16%
Total net expenses(d)	0.35%

(a)	Management fees include an investment advisory fee of 0.15% and an administration fee of 0.09%.

(b)

The Fund pays an investment advisory fee of 0.15% and administration fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the net assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Daily Cash Reserves. The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administrative fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(c)

The Distributor has agreed to waive 0.10% of distribution and/or shareholder service fees for Liquidity class shares so that the distribution and/or shareholder service fees do not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2009.

(d)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.20% of the Fund’s average daily net assets through December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect. Also, the Distributor has voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Liquidity Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Liquidity Class Shares	$36	$147	$269	$625

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

Columbia California Tax-Exempt Reserves

FUNDimensions™
Columbia California Tax-Exempt Reserves
Investment Objective:	Current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Liquidity Class: CCLXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Non-diversified mutual fund risk

Changing distribution levels risk

Tax-exempt pass-through certificates risk

Interest rate risk

Credit risk

State-specific municipal securities risk

Municipal securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of California.

The Fund may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

Columbia California Tax-Exempt Reserves

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

Columbia California Tax-Exempt Reserves

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Columbia California Tax-Exempt Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2008: 1.47%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2007:	0.85%
Worst:	3rd quarter 2003:	0.14%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia California Tax-Exempt Reserves

Average Annual Total Return as of December 31, 2007

	1 year	5 years	Life of Fund(a)
Liquidity Class Shares	3.30%	2.01%	1.84%

(a)	The inception date of the Fund’s Liquidity Class shares is August 10, 2001.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “Rule 12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

7

Columbia California Tax-Exempt Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Liquidity Class Shares
Management fees(a)(b)	0.24%
Distribution (Rule 12b-1) and service fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.50%
Fee waivers and/or reimbursements(c)	-0.15%
Total net expenses(d)	0.35%

(a)	Management fees include an investment advisory fee of 0.15% and an administration fee of 0.09%.

(b)

The Fund pays an investment advisory fee of 0.15% and administration fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the net assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Daily Cash Reserves. The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(c)

The Distributor has agreed to waive 0.10% of distribution and/or shareholder service fees for Liquidity class shares so that the distribution and/or shareholder service fees do not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2009.

(d)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.20% of the Fund’s average daily net assets through December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect. Also, the Distributor has voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Liquidity Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Liquidity Class Shares	$36	$145	$265	$614

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

Columbia Government Plus Reserves

FUNDimensions™
Columbia Government Plus Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Liquidity Class: CLQXX
Principal Risks:	Investment strategy risk Market risk Money Market Fund risk Changing distribution levels risk Interest rate risk Credit risk U.S. Government obligations risk Repurchase agreements risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises, and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund purchases only first-tier securities that consist of these obligations and repurchase agreements. These obligations may have fixed, floating or variable rates of interest.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

Columbia Government Plus Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

Columbia Government Plus Reserves

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Columbia Government Plus Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Liquidity Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2007: 3.76%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2007:	1.25%
Worst:	1st quarter 2006:	1.02%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia Government Plus Reserves

Average Annual Total Return as of December 31, 2007

	1 year	Life of Fund(a)
Liquidity Class Shares	4.95%	4.78%

(a)	The Fund’s Liquidity Class shares commenced operations on November 17, 2005.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “Rule 12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

Columbia Government Plus Reserves

Shareholder Fees (paid directly from your investment)

Liquidity Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses ( deducted from the Fund’s assets)

Liquidity Class Shares
Management fees(a)(b)	0.24%
Distribution (Rule 12b-1) and service fees	0.25%
Other expenses	0.04%
Total annual Fund operating expenses	0.53%
Fee waivers and/or reimbursements(c)	-0.18%
Total net expenses(d)	0.35%

(a)	Management fees include an investment advisory fee of 0.18% and an administration fee of 0.06%.

(b)

The Fund pays an investment advisory fee of 0.18% and administration fee of 0.067% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.18% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the net assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Daily Cash Reserves. The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.16% of average net assets through December 31, 2009.

(c)

The Distributor has agreed to waive 0.10% of distribution and/or shareholder service fees for Liquidity class shares so that the distribution and/or shareholder service fees do not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2009.

(d)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.20% of the Fund’s average daily net assets through December 31, 2009. Also, the Distributor has voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Liquidity Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Liquidity Class Shares	$36	$152	$278	$648

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

Additional Fund Investment Strategies and Policies

This section describes certain strategies and policies that each Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Funds.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Funds’ Investment Objective and Policies

Each Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Lending Securities

Each Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

In addition, more current information concerning each Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

Each Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, holding cash. A Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or, if your shares are held through a financial intermediary, contact your intermediary directly.

Management of the Funds

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Funds and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2008, the Advisor had assets under management of approximately $380.3 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Funds, determining what securities and other investments the Funds should buy or sell and executing the Funds’ portfolio transactions. Although the Advisor is responsible for the investment management of the Funds, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Funds’ investments.

The Funds pay the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund (based on the combined average daily net assets of certain Columbia Money Market Funds) and is paid monthly. The fee payable to the Advisor is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Funds’ most recent fiscal year, the amount of aggregate advisory fees paid to the Advisor by each Fund is shown in the following chart.

Annual Advisory Fee,

as a % of Average Daily Net Assets

Columbia Cash Reserves	0.15%
Columbia Money Market Reserves	0.15%
Columbia Treasury Reserves	0.15%
Columbia Government Reserves	0.15%
Columbia Municipal Reserves	0.15%
Columbia Tax-Exempt Reserves	0.15%
Columbia California Tax-Exempt Reserves	0.15%
Columbia Government Plus Reserves	0.14%

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement with the Advisor is available in the Funds’ semi-annual reports to shareholders for the fiscal period ended February 29, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Funds. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Funds’ needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Funds change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Funds to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Funds to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Funds would inform the Funds’ shareholders of any actions taken in reliance on this relief. Until the Advisor and the Funds obtain this relief, the Funds will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Funds.

Management of the Funds

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Funds, including the general supervision of the Funds’ operations, coordination of the Funds’ service providers, and the provision of office facilities and related clerical and administrative services.

The Funds pay the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of each Fund’s average daily net assets (based on the combined average daily net assets of certain Columbia Money Market Funds) and is paid monthly. The fee payable to the Administrator is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Funds are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Funds pay the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Funds’ behalf.

Management of the Funds

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Funds – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Funds for which they are compensated. Bank of America and its affiliates may also provide other services to the Funds and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Funds. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Funds.

Conflicts of interest and limitations that could affect the Funds may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Funds and the sale of their shares;

■	the allocation of, and competition for, investment opportunities among the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Funds invest; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Funds.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Funds and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates –Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Management of the Funds

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently

Management of the Funds

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

About Liquidity Class Shares

Description of the Share Class

Share Class Features

The Funds offer one class of shares in this prospectus: Liquidity Class shares. The Funds may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Liquidity Class shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Funds’ share classes and how to choose among them.

Liquidity Class Shares
Eligible Investors and Minimum Initial Investments(a)

Liquidity Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services).

The minimum initial investment amount for Liquidity Class shares is $500,000.

Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and Service Fees	0.25% combined total

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents	include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

About Liquidity Class Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and each Fund has adopted, distribution and shareholder servicing plans which establish the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors. Because the fees are paid out of each Fund’s assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Funds’ Liquidity Class shares:

Distribution (Rule 12b-1) and Service Fees

	Distribution Fee		Service Fee		Combined Total
Liquidity Class	0.25%	(a)	0.25%	(a)	0.25%	(a)

(a)

The Funds’ Liquidity Class shares may pay a distribution fee at the maximum rate stated above and may also pay a service fee at the maximum rate stated above, pursuant to the Funds’ distribution plan and its shareholder servicing plan for Liquidity Class shares. The combined total of such payments on an annual basis, however, may not exceed 0.25% of the average daily net assets of the Funds’ Liquidity Class shares.

The Funds will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. Columbia Funds may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

About Liquidity Class Shares

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of each Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor, the Transfer Agent and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Funds.

The Distributor and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Funds to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of each Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by each Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s the Advisor’s own resources and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Funds or a particular share class over others. See Management of the Funds – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Liquidity Class shares of the Funds at the following times each business day (unless a Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time (Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves).

■	9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time (Columbia Government Reserves).

■	12:00 noon Eastern time (Columbia Municipal Reserves and Columbia Tax-Exempt Reserves).

■	11:30 a.m. Eastern time (Columbia California Tax-Exempt Reserves).

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time (Columbia Government Plus Reserves).

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

Each Fund uses the amortized cost method to determine the value of its portfolio holdings pursuant to Rule 2a-7 under the 1940 Act. In general, each Fund values portfolio holdings at cost, with any discount or premium amortized to maturity. See the SAI for more information.

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless a Fund closes early) will be processed as follows:

■

If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

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If your order for Columbia Government Reserves is received by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

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If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received by 12:00 noon Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

■

If your order for Columbia California Tax-Exempt Reserves is received by 11:30 a.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

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If your order for Columbia Government Plus Reserves is received by 4:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Funds, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including

Buying, Selling and Exchanging Shares

commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Funds and their agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if a Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Account Balance Penalties

Columbia Funds may sell your Liquidity Class shares if the value of your Liquidity Class shares account falls below $1,000 (other than as a result of depreciation of share value). Alternatively, your Liquidity Class shares account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Funds from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Funds’ performance.

Buying, Selling and Exchanging Shares

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Funds have no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Liquidity Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Liquidity Class shares are primarily intended for use in connection with specific Cash Management Services programs, including those designed for certain sweep account customers of Bank of America. Liquidity Class Shares may be offered by certain Bank of America affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Liquidity Class shares is $500,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to buy or hold Liquidity Class shares.

Minimum Additional Investments

There is no minimum additional investment for Liquidity Class shares.

Wire Purchases

You may buy Liquidity Class shares of the Funds by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the

Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Funds close early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal funds rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Liquidity Class shares of the Funds by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■	You generally buy Liquidity Class shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■

The Funds reserve the right to cancel your order if they don’t receive payment within three business days of receiving your buy order. The Funds will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Shares bought are recorded on the books of the Funds. The Funds don’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Liquidity Class shares sale proceeds be wired to your bank account by calling the

Buying, Selling and Exchanging Shares

Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Liquidity Class shares of the Funds and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Redemption Rules You Should Know

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If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

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If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

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If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of sale proceeds for more than seven days when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

Exchanging Shares

You can generally sell shares of the Funds to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	Exchanges are made at net asset value.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■

The Funds may change or cancel your right to make an exchange for shares of another fund by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may recognize a gain or loss for tax purposes.

Buying, Selling and Exchanging Shares

Same Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund, if offered. No sales charges or other charges will apply to any such exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

Each Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Funds generally intend to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Funds will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Funds may, however, pay distributions of net investment income more frequently.

Different share classes of the Funds usually pay different net investment income distribution amounts, because each class has different expenses.

The Funds generally pay cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

Each Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors). No sales charges apply to the purchase or sale of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of a Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. However, the Funds do not generally expect to have material amounts of unrealized capital gain. If you buy shares of a Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations. However, the Funds do not generally expect to have material amounts of such carryforwards.

Distributions and Taxes

Taxes and Your Investment

The Funds will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. Each Fund, except Columbia California Tax-Exempt Reserves, Columbia Municipal Reserves and Columbia Tax-Exempt Reserves, expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

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Each Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	To the extent distributions are taxable, such distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Funds.

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For each of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves, and Columbia New York Tax-Exempt Reserves, distributions of net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. For each of Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves, and Columbia New York Tax-Exempt Reserves, distributions of net interest income from tax-exempt securities of the corresponding state and its subdivisions generally also are not subject to the corresponding state’s individual income tax.

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Each of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves, and Columbia New York Tax-Exempt Reserves may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by these Funds of this income generally are taxable to you as ordinary income. Distributions of gains realized by these Funds, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you.

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Distributions of the Funds’ ordinary income (to the extent taxable) and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Funds’ net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long a Fund has owned the investments that generated them, rather than how long you have owned your shares.

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For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as each Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Funds.

Distributions and Taxes

■

Each Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. Your investment in the Funds may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Funds, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Financial Highlights

The financial highlights tables are designed to help you understand how each Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund’s financial statements, are included in each Fund’s annual report. The independent registered public accounting firm’s report and the Funds’ financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Liquidity Class Shares

	Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
	2008		2007	2006(a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income	0.04		0.05	0.02		0.03	0.01	0.01
Net Realized and Unrealized Loss On Investments and Capital Support Agreement	—	(b)	—	—		—	—	—
Total from Investment Operations	0.04		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From Net Investment Income	(0.04)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total Return(c)(d)	3.57	%(e)	5.14%	2.02	%(f)	3.46%	1.44%	0.86%
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(g)	0.35%		0.35%	0.35	%(h)	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.15%		0.16%	0.16	%(h)	0.17%	0.17%	0.64%
Net Investment Income(g)	3.64%		5.02%	4.77	%(h)	3.40%	1.39%	0.86%
Net Assets, End of Period (000’s)	$811,513		$1,220,566	$1,249,962		$1,041,913	$1,206,319	$1,343,416

(a)	The Fund changed its fiscal year end from March 31 to August 31.

(b)	Rounds to less than $0.01 per share.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 2.58%.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

Financial Highlights

Columbia Money Market Reserves – Liquidity Class Shares

	Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
	2008		2007	2006(a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income	0.04		0.05	0.02		0.03	0.01	0.01
Net Realized and Unrealized Loss on Investments and Capital Support Agreement	—	(b)	—	—		—	—	—
Total from Investment Operations	0.04		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From Net Investment Income	(0.04)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total Return(c)(d)	3.61	%(e)	5.15%	2.02	%(f)	3.47%	1.42%	0.83%
Ratios to Average Net Assets/ Supplemental Data:
Net Expenses(g)	0.35%		0.35%	0.35	%(h)	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.15%		0.16%	0.16	%(h)	0.16%	0.17%	0.65%
Net Investment Income(g)	3.71%		5.03%	4.78	%(h)	3.56%	1.44%	0.83%
Net Assets, End of Period (000s)	$1,014,693		$1,481,554	$1,254,383		$1,214,883	$492,232	$437,371

(a)	The Fund changed its fiscal year end from March 31 to August 31.

(b)	Rounds to less than $0.01 per share.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

Financial Highlights

Columbia Treasury Reserves – Liquidity Class Shares

	Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
	2008		2007	2006(a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income	0.0267		0.0488	0.0196		0.0330	0.0129	0.0078
Less Distributions to Shareholders:
From Net Investment Income	(0.0267)		(0.0488)	(0.0196)		(0.0330)	(0.0129)	(0.0078)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	2.70	%(g)	4.99%	1.98	%(d)	3.35%	1.30%	0.79%
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(e)	0.35%		0.35%	0.35	%(f)	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.15%		0.16%	0.16	%(f)	0.16%	0.17%	0.68%
Net Investment Income(e)	2.53	%(g)	4.86%	4.68	%(f)	3.31%	1.32%	0.79%
Net Assets, End of Period (000’s)	$995,952		$750,842	$463,198		$428,929	$413,480	$347,723

(a)	The Fund changed its fiscal year end from March 31 to August 31.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	The relationship of the class’ net investment income ratio to total return may be affected by changes in the class’ relative net assets during the fiscal period.

Financial Highlights

Columbia Government Reserves – Liquidity Class Shares

	Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
	2008		2007	2006(a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment Income	0.0319		0.0493	0.0198		0.0333	0.0137	0.0080
Less Distributions to Shareholders:
From Net Investment Income	(0.0319)		(0.0493)	(0.0198)		(0.0333)	(0.0137)	(0.0080)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	3.23	%(g)	5.04%	1.99	%(d)	3.38%	1.38%	0.81%
Ratios to Average Net Assets/ Supplemental Data:
Net Expenses(e)	0.35%		0.35%	0.35	%(f)	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.15%		0.16%	0.17	%(f)	0.17%	0.17%	0.64%
Net Investment Income(e)	2.93	%(g)	4.93%	4.73	%(f)	3.40%	1.41%	0.81%
Net Assets, End of Period (000’s)	$1,225,417		$719,348	$890,545		$687,275	$410,737	$300,885

(a)	The Fund changed its fiscal year end from March 31 to August 31.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	The relationship of the class’ net investment income ratio to total return may be affected by changes in the class’ relative net assets during the fiscal period.

Financial Highlights

Columbia Municipal Reserves – Liquidity Class Shares

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
	2008		2007		2006(a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net Investment Income	0.0251		0.0336		0.0137		0.0241		0.0113	0.0074
Less Distributions to Shareholders:
From Net Investment Income	(0.0251)		(0.0336)		(0.0137)		(0.0241)		(0.0113)	(0.0074)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(b)(c)	2.54%		3.41%		1.38	%(d)	2.43%		1.13%	0.74%
Ratios to Average Net Assets/Supplemental Data:
Net Expenses	0.35	%(e)	0.35	%(e)	0.35	%(e)(f)	0.35	%(e)	0.35%	0.35%
Waiver/Reimbursement	0.15%		0.16%		0.16	%(f)	0.16%		0.18%	0.61%
Net Investment Income	2.68	%(e)	3.35	%(e)	3.27	%(e)(f)	2.39	%(e)	1.17%	0.73%
Net Assets, End of Period (000’s)	$157,720		$308,502		$339,422		$315,658		$345,842	$149,812

(a)	The Fund changed its fiscal year end from March 31 to August 31.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

Financial Highlights

Columbia Tax-Exempt Reserves – Liquidity Class Shares

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
	2008		2007		2006(a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net Investment Income	0.0239		0.0332		0.0135		0.0236		0.0110	0.0071
Less Distributions to Shareholders:
From Net Investment Income	(0.0239)		(0.0332)		(0.0135)		(0.0236)		(0.0110)	(0.0071)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(b)(c)	2.42%		3.37%		1.36	%(d)	2.39%		1.10%	0.71%
Ratios to Average Net Assets/Supplemental Data:
Net Expenses	0.35	%(e)	0.35	%(e)	0.35	%(e)(f)	0.35	%(e)	0.35%	0.35%
Waiver/Reimbursement	0.16%		0.16%		0.17	%(f)	0.17%		0.18%	0.64%
Net Investment Income	2.36	%(e)	3.31	%(e)	3.25	%(e)(f)	2.32	%(e)	0.92%	0.69%
Net Assets, End of Period (000’s)	$77,169		$86,926		$20,549		$5,292		$3,392	$5,792

(a)	The Fund changed its fiscal year end from March 31 to August 31.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

Financial Highlights

Columbia California Tax-Exempt Reserves – Liquidity Class Shares

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
	2008		2007		2006(a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net Investment Income	0.0227		0.0325		0.0133		0.0235		0.0108	0.0068
Less Distributions to Shareholders:
From Net Investment Income	(0.0227)		(0.0325)		(0.0133)		(0.0235)		(0.0108)	(0.0068)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(b)(c)	2.30%		3.30%		1.34	%(d)	2.37%		1.09%	0.69%
Ratios to Average Net Assets/Supplemental Data:
Net Expenses	0.35	%(e)	0.35	%(e)	0.35	%(e)(f)	0.35	%(e)	0.35%	0.35%
Waiver/Reimbursement	0.15%		0.16%		0.16	%(f)	0.16%		0.18%	0.72%
Net Investment Income	2.41	%(e)	3.27	%(e)	3.17	%(e)(f)	2.39	%(e)	1.37%	0.68%
Net Assets, End of Period (000’s)	$33,242		$66,038		$27,557		$35,797		$16,585	$1,095

(a)	The Fund changed its fiscal year end from March 31 to August 31.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

Financial Highlights

Columbia Government Plus Reserves – Liquidity Class Shares

	Year Ended August 31,		Period Ended August 31,
	2008	2007	2006(a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income	0.033	0.049	0.035
Less Distributions to Shareholders:
From Net Investment Income	(0.033)	(0.049)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return(c)(d)	3.36%	5.03%	3.50	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(f)	0.35%	0.35%	0.35	%(g)
Waiver/Reimbursement	0.20%	0.23%	0.22	%(g)
Net Investment Income(f)	3.30%	4.92%	4.38	%(g)
Net Assets, End of Period (000’s)	$11	$11	$10

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	Liquidity Class Shares commenced operations on November 17, 2005.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Liquidity Class shares of each Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which are the same as those stated in the Annual Fund Operating Expense table, are presented in the charts and are net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge.

Columbia Cash Reserves – Liquidity Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.35%	4.65%	$10,465.00	$35.81
2	10.25%	0.50%	9.36%	$10,935.93	$53.50
3	15.76%	0.50%	14.28%	$11,428.04	$55.91
4	21.55%	0.50%	19.42%	$11,942.30	$58.43
5	27.63%	0.50%	24.80%	$12,479.71	$61.06
6	34.01%	0.50%	30.41%	$13,041.29	$63.80
7	40.71%	0.50%	36.28%	$13,628.15	$66.67
8	47.75%	0.50%	42.41%	$14,241.42	$69.67
9	55.13%	0.50%	48.82%	$14,882.28	$72.81
10	62.89%	0.50%	55.52%	$15,551.99	$76.09
Total Gain After Fees and Expenses				$5,551.99
Total Annual Fees and Expenses Paid					$613.75

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Columbia Money Market Reserves – Liquidity Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.35%	4.65%	$10,465.00	$35.81
2	10.25%	0.50%	9.36%	$10,935.93	$53.50
3	15.76%	0.50%	14.28%	$11,428.04	$55.91
4	21.55%	0.50%	19.42%	$11,942.30	$58.43
5	27.63%	0.50%	24.80%	$12,479.71	$61.06
6	34.01%	0.50%	30.41%	$13,041.29	$63.80
7	40.71%	0.50%	36.28%	$13,628.15	$66.67
8	47.75%	0.50%	42.41%	$14,241.42	$69.67
9	55.13%	0.50%	48.82%	$14,882.28	$72.81
10	62.89%	0.50%	55.52%	$15,551.99	$76.09
Total Gain After Fees and Expenses				$5,551.99
Total Annual Fees and Expenses Paid					$613.75

Columbia Treasury Reserves – Liquidity Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.35%	4.65%	$10,465.00	$35.81
2	10.25%	0.50%	9.36%	$10,935.93	$53.50
3	15.76%	0.50%	14.28%	$11,428.04	$55.91
4	21.55%	0.50%	19.42%	$11,942.30	$58.43
5	27.63%	0.50%	24.80%	$12,479.71	$61.06
6	34.01%	0.50%	30.41%	$13,041.29	$63.80
7	40.71%	0.50%	36.28%	$13,628.15	$66.67
8	47.75%	0.50%	42.41%	$14,241.42	$69.67
9	55.13%	0.50%	48.82%	$14,882.28	$72.81
10	62.89%	0.50%	55.52%	$15,551.99	$76.09
Total Gain After Fees and Expenses				$5,551.99
Total Annual Fees and Expenses Paid					$613.75

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Columbia Government Reserves – Liquidity Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.35%	4.65%	$10,465.00	$35.81
2	10.25%	0.50%	9.36%	$10,935.93	$53.50
3	15.76%	0.50%	14.28%	$11,428.04	$55.91
4	21.55%	0.50%	19.42%	$11,942.30	$58.43
5	27.63%	0.50%	24.80%	$12,479.71	$61.06
6	34.01%	0.50%	30.41%	$13,041.29	$63.80
7	40.71%	0.50%	36.28%	$13,628.15	$66.67
8	47.75%	0.50%	42.41%	$14,241.42	$69.67
9	55.13%	0.50%	48.82%	$14,882.28	$72.81
10	62.89%	0.50%	55.52%	$15,551.99	$76.09
Total Gain After Fees and Expenses				$5,551.99
Total Annual Fees and Expenses Paid					$613.75

Columbia Municipal Reserves – Liquidity Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.35%	4.65%	$10,465.00	$35.81
2	10.25%	0.50%	9.36%	$10,935.93	$53.50
3	15.76%	0.50%	14.28%	$11,428.04	$55.91
4	21.55%	0.50%	19.42%	$11,942.30	$58.43
5	27.63%	0.50%	24.80%	$12,479.71	$61.06
6	34.01%	0.50%	30.41%	$13,041.29	$63.80
7	40.71%	0.50%	36.28%	$13,628.15	$66.67
8	47.75%	0.50%	42.41%	$14,241.42	$69.67
9	55.13%	0.50%	48.82%	$14,882.28	$72.81
10	62.89%	0.50%	55.52%	$15,551.99	$76.09
Total Gain After Fees and Expenses				$5,551.99
Total Annual Fees and Expenses Paid					$613.75

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Columbia Tax-Exempt Reserves – Liquidity Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.35%	4.65%	$10,465.00	$35.81
2	10.25%	0.51%	9.35%	$10,934.88	$54.57
3	15.76%	0.51%	14.26%	$11,425.85	$57.02
4	21.55%	0.51%	19.39%	$11,938.88	$59.58
5	27.63%	0.51%	24.75%	$12,474.93	$62.26
6	34.01%	0.51%	30.35%	$13,035.06	$65.05
7	40.71%	0.51%	36.20%	$13,620.33	$67.97
8	47.75%	0.51%	42.32%	$14,231.88	$71.02
9	55.13%	0.51%	48.71%	$14,870.89	$74.21
10	62.89%	0.51%	55.39%	$15,538.60	$77.54
Total Gain After Fees and Expenses				$5,538.60
Total Annual Fees and Expenses Paid					$625.03

Columbia California Tax-Exempt Reserves – Liquidity Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.35%	4.65%	$10,465.00	$35.81
2	10.25%	0.50%	9.36%	$10,935.93	$53.50
3	15.76%	0.50%	14.28%	$11,428.04	$55.91
4	21.55%	0.50%	19.42%	$11,942.30	$58.43
5	27.63%	0.50%	24.80%	$12,479.71	$61.06
6	34.01%	0.50%	30.41%	$13,041.29	$63.80
7	40.71%	0.50%	36.28%	$13,628.15	$66.67
8	47.75%	0.50%	42.41%	$14,241.42	$69.67
9	55.13%	0.50%	48.82%	$14,882.28	$72.81
10	62.89%	0.50%	55.52%	$15,551.99	$76.09
Total Gain After Fees and Expenses				$5,551.99
Total Annual Fees and Expenses Paid					$613.75

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Columbia Government Plus Reserves – Liquidity Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.35%	4.65%	$10,465.00	$35.81
2	10.25%	0.53%	9.33%	$10,932.79	$56.70
3	15.76%	0.53%	14.21%	$11,421.48	$59.24
4	21.55%	0.53%	19.32%	$11,932.02	$61.89
5	27.63%	0.53%	24.65%	$12,465.38	$64.65
6	34.01%	0.53%	30.23%	$13,022.59	$67.54
7	40.71%	0.53%	36.05%	$13,604.69	$70.56
8	47.75%	0.53%	42.13%	$14,212.82	$73.72
9	55.13%	0.53%	48.48%	$14,848.14	$77.01
10	62.89%	0.53%	55.12%	$15,511.85	$80.45
Total Gain After Fees and Expenses				$5,511.85
Total Annual Fees and Expenses Paid					$647.57

Notes

For More Information

You’ll find more information about the Columbia Money Market Funds and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081, Boston, MA 02266-8081

By Telephone:	800.345.6611 (individual investors) or
800.353.0828 (institutional investors).

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Shareholder Communications with the Board

The Funds’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Funds and their policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Funds (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Funds are also available in the EDGAR Database on the SEC’s website at www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust, of which the Funds are series, is 811-09645.

Columbia Money Market Funds

Prospectus, January 1, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/157108-0109

Prospectus

January 1, 2009

Columbia Funds

Capital Class Shares

■	Columbia Cash Reserves
■	Columbia Treasury Reserves

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Funds and may be compensated or incented in connection with the sale of Fund shares. The Funds may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about some of the Money Market Funds (each a Fund and together, the Funds) in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Funds in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of each Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information, and

■	fees and expenses.

This summary is followed by other important information, including:

■	a description of the Funds’ additional investment strategies and policies,

■	a discussion of the Funds’ primary service providers, the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Funds’ Capital Class shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Funds, including:

■	how to buy, sell and exchange shares of the Funds, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of each Fund’s financial information, and

■	hypothetical fee and expense data that shows the costs associated with investing in a Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of each Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Funds in the Statement of Additional Information (SAI), which includes more detailed information about the Funds’ investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Funds are sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Funds’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Funds’ distributor (the Distributor). Columbia Management Services, Inc. is the Funds’ transfer agent (the Transfer Agent).

The Funds, like all mutual funds, are designed to be a part of a broad and diversified investment portfolio and are not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Funds and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions™
Columbia Cash Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Capital Class: CPMXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

5

Columbia Cash Reserves

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

6

Columbia Cash Reserves

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue

7

Columbia Cash Reserves

obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. In addition, foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Cash Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2008: 2.22%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2000:	1.66%
Worst:	2nd quarter 2004:	0.23%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2007

	1 year	5 years	10 years
Capital Class Shares	5.24%	3.11%	3.88%

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■   shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■   annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■   management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■   distribution and service fees (sometimes referred to in the industry as “Rule 12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the

    Fund’s share classes, including affiliates of Bank of America.

■   other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Capital Class Shares
Management fees(a)(b)	0.24%
Distribution (Rule 12b-1), service and shareholder administration fees	0.00%
Other expenses	0.01%
Total annual Fund operating expenses	0.25%
Fee waivers and/or reimbursements	-0.05%
Total net expenses(c)	0.20%

(a)	Management fees include an investment advisory fee of 0.15% and an administration fee of 0.09%.

(b)

The Fund pays an investment advisory fee of 0.15% and administration fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the net assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Daily Cash Reserves. The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(c)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.20% of the Fund’s average daily net assets through December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect. Also, the Distributor has voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Capital Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Capital Class Shares	$20	$75	$136	$313

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Treasury Reserves

FUNDimensions™
Columbia Treasury Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Capital Class: CPLXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Repurchase agreements risk

Reverse repurchase agreements risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

12

Columbia Treasury Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

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Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.

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Columbia Treasury Reserves

Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

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Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

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Reverse Repurchase Agreements Risk – Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

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Columbia Treasury Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Capital Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2008: 1.52%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.61%
Worst:	2nd quarter 2004:	0.21%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2007

	1 year	5 years	10 years
Capital Class Shares	4.85%	2.96%	3.69%

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “Rule 12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

16

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Capital Class Shares
Management fees(a)(b)	0.24%
Distribution (Rule 12b-1), service and shareholder administration fees	0.00%
Other expenses	0.01%
Total annual Fund operating expenses	0.25%
Fee waivers and/or reimbursements	-0.05%
Total net expenses(c)	0.20%

(a)	Management fees include an investment advisory fee of 0.15% and an administration fee of 0.09%.

(b)

The Fund pays an investment advisory fee of 0.15% and administration fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the net assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Daily Cash Reserves. The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(c)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.20% of the Fund’s average daily net assets through December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect. Also, the Distributor has voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Capital Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Capital Class Shares	$20	$75	$136	$313

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Additional Fund Investment Strategies and Policies

This section describes certain strategies and policies that each Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Funds.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Funds’ Investment Objective and Policies

Each Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Lending Securities

Each Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. A Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

In addition, more current information concerning each Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

Each Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, holding cash. A Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or, if your shares are held through a financial intermediary, contact your intermediary directly.

18

Management of the Funds

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Funds and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2008, the Advisor had assets under management of approximately $380.3 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Funds, determining what securities and other investments the Funds should buy or sell and executing the Funds’ portfolio transactions. Although the Advisor is responsible for the investment management of the Funds, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Funds’ investments.

The Funds pay the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund (based on the combined average daily net assets of certain Columbia Money Market Funds) and is paid monthly. The fee payable to the Advisor is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Funds’ most recent fiscal year, the amount of aggregate advisory fees paid to the Advisor by each Fund is shown in the following chart.

Annual Advisory Fee, as a % of Average Daily Net Assets

Columbia Cash Reserves	0.15%
Columbia Treasury Reserves	0.15%

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement with the Advisor is available in the Funds’ semi-annual reports to shareholders for the fiscal period ended February 29, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Funds. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Funds’ needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Funds change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Funds to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Funds to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Funds would inform the Funds’ shareholders of any actions taken in reliance on this relief. Until the Advisor and the Funds obtain this relief, the Funds will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Funds.

19

Management of the Funds

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Funds, including the general supervision of the Funds’ operations, coordination of the Funds’ service providers, and the provision of office facilities and related clerical and administrative services.

The Funds pay the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of each Fund’s average daily net assets (based on the combined average daily net assets of certain Columbia Money Market Funds) and is paid monthly. The fee payable to the Administrator is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Funds are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Funds pay the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Funds’ behalf.

20

Management of the Funds

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Funds – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Funds for which they are compensated. Bank of America and its affiliates may also provide other services to the Funds and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Funds. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Funds.

Conflicts of interest and limitations that could affect the Funds may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Funds and the sale of their shares;

■	the allocation of, and competition for, investment opportunities among the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Funds invest; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Funds.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Funds and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

21

Management of the Funds

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on

December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

22

Management of the Funds

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

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About Capital Class Shares

Description of the Share Class

Share Class Features

The Funds offer one class of shares in this prospectus: Capital Class shares. The Funds may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Capital Class shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Funds’ share classes and how to choose among them.

Capital Class Shares
Eligible Investors and Minimum Initial Investments(a)

Capital Class shares are available to eligible institutions and individuals on a direct basis or through certain financial institutions and intermediaries. Capital Class shares may be offered by Bank of America and its affiliates and certain other financial intermediaries.

The minimum initial investment amount for Capital Class shares is $1,000,000.

Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and Service Fees	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

24

About Capital Class Shares

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of each Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Funds.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Funds to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of each Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by each Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Funds or a particular share class over others. See Management of the Funds – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

25

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Capital Class shares of the Funds at the following times each business day (unless a Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

Each Fund uses the amortized cost method to determine the value of its portfolio holdings pursuant to Rule 2a-7 under the 1940 Act. In general, each Fund values portfolio holdings at cost, with any discount or premium amortized to maturity. See the SAI for more information.

26

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless a Fund closes early) will be processed as follows:

■

If your order for Columbia Cash Reserves or Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Funds, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

27

Buying, Selling and Exchanging Shares

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Funds and their agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828

(institutional investors) for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if a Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Account Balance Penalties

Columbia Funds may sell your Capital Class shares if the value of your Capital Class shares account falls below $1,000 (other than as a result of depreciation of share value). Alternatively, your Capital Class shares account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Funds from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Funds’ performance.

28

Buying, Selling and Exchanging Shares

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Funds have no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

29

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Capital Class shares are available to eligible institutions and individuals on a direct basis or through certain financial institutions and intermediaries. Capital Class shares may be offered by may be offered by Bank of America and its affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Capital Class shares is $1,000,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to buy or hold Capital Class shares.

Minimum Additional Investments

There is no minimum additional investment for Capital Class shares.

Wire Purchases

You may buy Capital Class shares of the Funds by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Funds close early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal funds rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Capital Class shares of the Funds by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■	You generally buy Capital Class shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■

The Funds reserve the right to cancel your order if they don’t receive payment within three business days of receiving your buy order. The Funds will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Shares bought are recorded on the books of the Funds. The Funds don’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Capital Class shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts. The minimum amount that can be redeemed by wire is $500.

30

Buying, Selling and Exchanging Shares

Requests to redeem by wire must be received in “good form” prior to close of daily trading in Fund shares.

Electronic Funds Transfer

You may sell Capital Class shares of the Funds and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of sale proceeds for more than seven days when the NYSE is closed or during emergency circumstances as determined by the SEC.

Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

Exchanging Shares

You can generally sell shares of the Funds to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	Exchanges are made at net asset value.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

Same Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund, if offered. No sales charges or other charges will apply to any such exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

31

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

Each Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Funds generally intend to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Funds will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Funds may, however, pay distributions of net investment income more frequently.

Different share classes of the Funds usually pay different net investment income distribution amounts, because each class has different expenses.

The Funds generally pay cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

Each Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors). No sales charges apply to the purchase or sale of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of a Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. However, the Funds do not generally expect to have material amounts of unrealized capital gain. If you buy shares of a Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations. However, the Funds do not generally expect to have material amounts of such carryforwards.

32

Distributions and Taxes

Taxes and Your Investment

The Funds will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. Each Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	To the extent distributions are taxable, such distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Funds.

■

For each of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves, and Columbia New York Tax-Exempt Reserves, distributions of net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. For each of Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves, and Columbia New York Tax-Exempt Reserves, distributions of net interest income from tax-exempt securities of the corresponding state and its subdivisions generally also are not subject to the corresponding state’s individual income tax.

■

Each of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves, and Columbia New York Tax-Exempt Reserves may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by these Funds of this income generally are taxable to you as ordinary income. Distributions of gains realized by these Funds, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you.

■

Distributions of the Funds’ ordinary income (to the extent taxable) and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Funds’ net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long a Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as each Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Funds.

33

Distributions and Taxes

■

Each Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. Your investment in the Funds may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Funds, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

34

Financial Highlights

The financial highlights tables are designed to help you understand how each Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund’s financial statements, are included in each Fund’s annual report. The independent registered public accounting firm’s report and the Funds’ financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Capital Class Shares

	Year Ended August 31,			Period Ended August 31, 2006(a)		Year Ended March 31,
	2008		2007			2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income	0.04		0.05	0.02		0.04	0.02	0.01
Net Realized and Unrealized Loss on Investments and Capital Support Agreement	—	(b)	—	—		—	—	—
Total from Investment Operations	0.04		0.05	0.02		0.04	0.02	0.01
Less Distributions to Shareholders:
From Net Investment Income	(0.04)		(0.05)	(0.02)		(0.04)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total Return(c)(d)	3.72	%(e)	5.30%	2.08	%(f)	3.62%	1.59%	1.01%
Ratios to Average Net Assets/ Supplemental Data:
Net Expenses(g)	0.20%		0.20%	0.20	%(h)	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.05%		0.06%	0.06	%(h)	0.07%	0.07%	0.06%
Net Investment Income(g)	3.76%		5.17%	4.91	%(h)	3.58%	1.53%	1.01%
Net Assets, End of Period (000’s)	$10,543,052		$13,992,967	$16,908,924		$17,884,676	$18,286,171	$24,767,958

(a)	The Fund changed its fiscal year end from March 31 to August 31.

(b)	Rounds to less than $0.01 per share.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 2.73%.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

35

Financial Highlights

Columbia Treasury Reserves – Capital Class Shares

	Year Ended August 31,		Period Ended August 31, 2006(a)		Year Ended March 31,
	2008	2007			2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income	0.0282	0.0503	0.0202		0.0345	0.0144	0.0093
Less Distributions to Shareholders:
From Net Investment Income	(0.0282)	(0.0503)	(0.0202)		(0.0345)	(0.0144)	(0.0093)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	2.85%	5.14%	2.04	%(d)	3.50%	1.45%	0.94%
Ratios to Average Net Assets/ Supplemental Data:
Net Expenses(e)	0.20%	0.20%	0.20	%(f)	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.05%	0.06%	0.06	%(f)	0.06%	0.07%	0.06%
Net Investment Income(e)	2.80%	4.98%	4.83	%(f)	3.51%	1.41%	0.94%
Net Assets, End of Period (000’s)	$11,436,408	$7,331,951	$2,254,712		$2,283,858	$1,570,292	$2,120,480

(a)	The Fund changed its fiscal year end from March 31 to August 31.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

36

.

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Capital Class shares of each Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which are the same as those stated in the Annual Fund Operating Expense table, are presented in the charts and are net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge.

Columbia Cash Reserves – Capital Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.25%	9.78%	$10,977.80	$26.82
3	15.76%	0.25%	14.99%	$11,499.25	$28.10
4	21.55%	0.25%	20.45%	$12,045.46	$29.43
5	27.63%	0.25%	26.18%	$12,617.62	$30.83
6	34.01%	0.25%	32.17%	$13,216.96	$32.29
7	40.71%	0.25%	38.45%	$13,844.76	$33.83
8	47.75%	0.25%	45.02%	$14,502.39	$35.43
9	55.13%	0.25%	51.91%	$15,191.25	$37.12
10	62.89%	0.25%	59.13%	$15,912.84	$38.88
Total Gain After Fees and Expenses				$5,912.84
Total Annual Fees and Expenses Paid					$313.21

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

37

Hypothetical Fees and Expenses

Columbia Treasury Reserves – Capital Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.25%	9.78%	$10,977.80	$26.82
3	15.76%	0.25%	14.99%	$11,499.25	$28.10
4	21.55%	0.25%	20.45%	$12,045.46	$29.43
5	27.63%	0.25%	26.18%	$12,617.62	$30.83
6	34.01%	0.25%	32.17%	$13,216.96	$32.29
7	40.71%	0.25%	38.45%	$13,844.76	$33.83
8	47.75%	0.25%	45.02%	$14,502.39	$35.43
9	55.13%	0.25%	51.91%	$15,191.25	$37.12
10	62.89%	0.25%	59.13%	$15,912.84	$38.88
Total Gain After Fees and Expenses				$5,912.84
Total Annual Fees and Expenses Paid					$313.21

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

38

Notes

39

For More Information

You’ll find more information about the Columbia Money Market Funds and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081, Boston, MA 02266-8081

By Telephone:	800.345.6611 (individual investors) or 800.353.0828 (institutional investors)

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Shareholder Communications with the Board

The Funds’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Funds and their policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Funds (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Funds are also available in the EDGAR Database on the SEC’s website at www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust, of which the Funds are series, is 811-09645.

Columbia Money Market Funds

Prospectus, January 1, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/157226-0109

Prospectus

January 1, 2009

Columbia Funds

Institutional Class Shares

■	Columbia Cash Reserves
■	Columbia Treasury Reserves

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Funds and may be compensated or incented in connection with the sale of Fund shares. The Funds may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about some of the Money Market Funds (each a Fund and together, the Funds) in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Funds in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of each Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information, and

■	fees and expenses.

This summary is followed by other important information, including:

■	a description of the Funds’ additional investment strategies and policies,

■	a discussion of the Funds’ primary service providers, the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Funds’ Institutional Class shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Funds, including:

■	how to buy, sell and exchange shares of the Funds, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of each Fund’s financial information, and

■	hypothetical fee and expense data that shows the costs associated with investing in a Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of each Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Funds in the Statement of Additional Information (SAI), which includes more detailed information about the Funds’ investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Funds are sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Funds’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Funds’ distributor (the Distributor). Columbia Management Services, Inc. is the Funds’ transfer agent (the Transfer Agent).

The Funds, like all mutual funds, are designed to be a part of a broad and diversified investment portfolio and are not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Funds and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions™
Columbia Cash Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Institutional Class: NCIXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

5

Columbia Cash Reserves

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

6

Columbia Cash Reserves

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue

7

Columbia Cash Reserves

obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. In addition, foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Cash Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2008: 2.19%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	1.43%
Worst:	2nd quarter 2004:	0.22%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2007

	1 year	5 years	Life of Fund(a)
Institutional Class Shares	5.20%	3.07%	3.08%

(a)	The inception date of the Fund’s Institutional Class shares is December 7, 2000.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “Rule 12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Institutional Class Shares
Management fees(a)(b)	0.24%
Shareholder administration fees	0.04%
Other expenses	0.01%
Total annual Fund operating expenses	0.29%
Fee waivers and/or reimbursements	-0.05%
Total net expenses(c)	0.24%

(a)	Management fees include an investment advisory fee of 0.15% and an administration fee of 0.09%.

(b)

The Fund pays an investment advisory fee of 0.15% and administration fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the net assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Daily Cash Reserves. The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(c)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.20% of the Fund’s average daily net assets through December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect. Also, the Distributor has voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Institutional Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class Shares	$25	$88	$158	$363

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Treasury Reserves

FUNDimensions™
Columbia Treasury Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Institutional Class: NTIXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Repurchase agreements risk

Reverse repurchase agreements risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■   are looking for a relatively low risk investment with stability of principal,

■   have short-term income needs, and

■   are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

12

Columbia Treasury Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

13

Columbia Treasury Reserves

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Reverse Repurchase Agreements Risk – Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

14

Columbia Treasury Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Institutional Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2008: 1.49%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	1.36%
Worst:	2nd quarter 2004:	0.20%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

15

Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2007

	1 year	5 years	Life of Fund(a)
Institutional Class Shares	4.80%	2.91%	2.94%

(a)	The inception date of the Fund’s Institutional Class shares is November 21, 2000.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “Rule 12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

16

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Institutional Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Institutional Class Shares
Management fees(a)(b)	0.24%
Shareholder administration fees	0.04%
Other expenses	0.01%
Total annual Fund operating expenses	0.29%
Fee waivers and/or reimbursements	-0.05%
Total net expenses(c)	0.24%

(a)	Management fees include an investment advisory fee of 0.15% and an administration fee of 0.09%.

(b)

The Fund pays an investment advisory fee of 0.15% and administration fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the net assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Daily Cash Reserves. The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(c)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.20% of the Fund’s average daily net assets through December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect. Also, the Distributor has voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Institutional Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class Shares	$25	$88	$158	$363

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

17

Additional Fund Investment Strategies and Policies

This section describes certain strategies and policies that each Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Funds.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Funds’ Investment Objective and Policies

Each Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Lending Securities

Each Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. A Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

In addition, more current information concerning each Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

Each Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, holding cash. A Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or, if your shares are held through a financial intermediary, contact your intermediary directly.

18

Management of the Funds

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Funds and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2008, the Advisor had assets under management of approximately $380.3 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Funds, determining what securities and other investments the Funds should buy or sell and executing the Funds’ portfolio transactions. Although the Advisor is responsible for the investment management of the Funds, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Funds’ investments.

The Funds pay the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund (based on the combined average daily net assets of certain Columbia Money Market Funds) and is paid monthly. The fee payable to the Advisor is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Funds’ most recent fiscal year, the amount of aggregate advisory fees paid to the Advisor by each Fund is shown in the following chart.

Annual Advisory Fee,

as a % of Average Daily Net Assets

Columbia Cash Reserves	0.15%
Columbia Treasury Reserves	0.15%

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement with the Advisor is available in the Funds’ semi-annual reports to shareholders for the fiscal period ended February 29, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Funds. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Funds’ needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Funds change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Funds to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Funds to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Funds would inform the Funds’ shareholders of any actions taken in reliance on this relief. Until the Advisor and the Funds obtain this relief, the Funds will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Funds.

19

Management of the Funds

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Funds, including the general supervision of the Funds’ operations, coordination of the Funds’ service providers, and the provision of office facilities and related clerical and administrative services.

The Funds pay the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of each Fund’s average daily net assets (based on the combined average daily net assets of certain Columbia Money Market Funds) and is paid monthly. The fee payable to the Administrator is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Funds are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Funds pay the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Funds’ behalf.

20

Management of the Funds

Other	Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Funds – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Funds for which they are compensated. Bank of America and its affiliates may also provide other services to the Funds and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Funds. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Funds.

Conflicts of interest and limitations that could affect the Funds may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Funds and the sale of their shares;

■	the allocation of, and competition for, investment opportunities among the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Funds invest; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Funds.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Funds and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

21

Management of the Funds

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

22

Management of the Funds

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

23

About Institutional Class Shares

Description of the Share Class

Share Class Features

The Funds offer one class of shares in this prospectus: Institutional Class shares. The Funds may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Institutional Class shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Funds’ share classes and how to choose among them.

Institutional Class Shares
Eligible Investors and Minimum Initial Investments(a)

Institutional Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services).

The minimum initial investment amount for Institutional Class shares is $750,000.

Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and Service Fees	none
Maximum Shareholder Administration Fees	0.04%

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

24

About Institutional Class Shares

Shareholder Administration Fees

Pursuant to the shareholder administration plan for Institutional Class shares adopted by the Board, each Fund pays the Advisor, the Distributor and/or eligible selling and/or servicing agents a shareholder administration fee in addition to the fees it pays the Administrator for overseeing the administrative operations of the Funds. These fees are calculated monthly and are intended to compensate the Advisor, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide. Because the fees are paid out of the Funds’ assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual shareholder administration fee (as an annual % of average daily net assets) applicable to the Funds’ Institutional Class shares:

Shareholder Administration Fees

Institutional Class	0.04%

The Funds will pay these fees to the Advisor, the Distributor and/or to eligible selling and/or servicing agents for as long as the shareholder administration plan for Institutional Class shares continues. Columbia Funds may reduce or discontinue payments at any time.

25

About Institutional Class Shares

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of each Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Funds.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Funds to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of each Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by each Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Funds or a particular share class over others. See Management of the Funds – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Institutional Class shares of the Funds at the following times each business day (unless a Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

Each Fund uses the amortized cost method to determine the value of its portfolio holdings pursuant to Rule 2a-7 under the 1940 Act. In general, each Fund values portfolio holdings at cost, with any discount or premium amortized to maturity. See the SAI for more information.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless a Fund closes early) will be processed as follows:

■

If your order for Columbia Cash Reserves or Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Funds, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) .

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Buying, Selling and Exchanging Shares

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Funds and their agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611(individual investors) or 800.353.0828 (institutional investors) for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if a Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Account Balance Penalties

Columbia Funds may sell your Institutional Class shares if the value of your Institutional Class shares account falls below $1,000 (other than as a result of depreciation of share value). Alternatively, your Institutional Class shares account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Funds from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Funds’ performance.

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Buying, Selling and Exchanging Shares

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Funds have no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Institutional Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). Institutional Class shares are primarily intended for use in connection with specific Cash Management Services programs, including those designed for certain sweep account customers of Bank of America. Institutional Class shares may be offered by certain Bank of America affiliates and certain other financial intermediaries, including financial planners and investment advisors.

Minimum Initial Investments

The minimum initial investment for Institutional Class shares is $750,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to buy or hold Institutional Class shares.

Minimum Additional Investments

There is no minimum additional investment for Institutional Class shares.

Wire Purchases

You may buy Institutional Class shares of the Funds by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via

Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Funds close early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal funds rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Institutional Class shares of the Funds by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■	You generally buy Institutional Class shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■

The Funds reserve the right to cancel your order if they don’t receive payment within three business days of receiving your buy order. The Funds will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Shares bought are recorded on the books of the Funds. The Funds don’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Institutional Class shares sale proceeds be wired to your bank account by calling the

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Buying, Selling and Exchanging Shares

Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts. The minimum amount that can be redeemed by wire is $500. Requests to redeem by wire must be received in “good form” prior to close of daily trading in Fund shares.

Electronic Funds Transfer

You may sell Institutional Class shares of the Funds and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of sale proceeds for more than seven days when the NYSE is closed or during emergency circumstances as determined by the SEC.

Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

Exchanging Shares

You can generally sell shares of the Funds to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Other Exchange Rules You Should Know

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	Exchanges are made at net asset value.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

Same Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund, if offered. No sales charges or other charges will apply to any such exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

Each Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Funds generally intend to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Funds will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Funds may, however, pay distributions of net investment income more frequently.

Different share classes of the Funds usually pay different net investment income distribution amounts, because each class has different expenses.

The Funds generally pay cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

Each Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) . No sales charges apply to the purchase or sale of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of a Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. However, the Funds do not generally expect to have material amounts of unrealized capital gain. If you buy shares of a Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations. However, the Funds do not generally expect to have material amounts of such carryforwards.

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Distributions and Taxes

Taxes and Your Investment

The Funds will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. Each Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	To the extent distributions are taxable, such distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Funds.

■

For each of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves, and Columbia New York Tax-Exempt Reserves, distributions of net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. For each of Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves, and Columbia New York Tax-Exempt Reserves, distributions of net interest income from tax-exempt securities of the corresponding state and its subdivisions generally also are not subject to the corresponding state’s individual income tax.

■	Each of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves,

Columbia Massachusetts Municipal Reserves, and Columbia New York Tax-Exempt Reserves may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by these Funds of this income generally are taxable to you as ordinary income. Distributions of gains realized by these Funds, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you.

■

Distributions of the Funds’ ordinary income (to the extent taxable) and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Funds’ net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long a Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as each Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Funds.

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Distributions and Taxes

■

Each Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. Your investment in the Funds may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Funds, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how each Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund’s financial statements, are included in each Fund’s annual report. The independent registered public accounting firm’s report and the Funds’ financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Institutional Class Shares

	Year Ended August 31,			Period Ended August 31, 2006(a)		Year Ended March 31,
	2008		2007			2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income	0.04		0.05	0.02		0.04	0.02	0.01
Net Realized and Unrealized Loss on Investments and Capital Support Agreement	—	(b)	—	—		—	—	—
Total from Investment Operations	0.04		0.05	0.02		0.04	0.02	0.01
Less Distributions to Shareholders:
From Net Investment Income	(0.04)		(0.05)	(0.02)		(0.04)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total Return(c)(d)	3.68	%(e)	5.25%	2.06	%(f)	3.58%	1.55%	0.97%
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(g)	0.24%		0.24%	0.24	%(h)	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.05%		0.06%	0.06	%(h)	0.07%	0.07%	0.06%
Net Investment Income(g)	3.79%		5.13%	4.88	%(h)	3.55%	1.52%	0.97%
Net Assets, End of Period (000’s)	$4,450,313		$6,919,396	$6,090,241		$5,988,544	$4,869,930	$5,350,799

(a)	The Fund changed its fiscal year end from March 31 to August 31.

(b)	Rounds to less than $0.01 per share.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 2.69%.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

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Financial Highlights

Columbia Treasury Reserves – Institutional Class Shares

	Year Ended August 31,		Period Ended August 31, 2006(a)		Year Ended March 31,
	2008	2007			2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income	0.0278	0.0499	0.0201		0.0341	0.0140	0.0089
Less Distributions to Shareholders:
From Net Investment Income	(0.0278)	(0.0499)	(0.0201)		(0.0341)	(0.0140)	(0.0089)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	2.81%	5.10%	2.02	%(d)	3.46%	1.41%	0.90%
Ratios to Average Net Assets/ Supplemental Data:
Net Expenses(e)	0.24%	0.24%	0.24	%(f)	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.05%	0.06%	0.06	%(f)	0.06%	0.07%	0.06%
Net Investment Income(e)	2.68%	4.96%	4.81	%(f)	3.51%	1.42%	0.90%
Net Assets, End of Period (000’s)	$2,894,773	$2,189,669	$1,313,381		$1,036,381	$439,022	$498,188

(a)	The Fund changed its fiscal year end from March 31 to August 31.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

37

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Institutional Class shares of each Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which are the same as those stated in the Annual Fund Operating Expense table, are presented in the charts and are net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge.

Columbia Cash Reserves – Institutional Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.24%	4.76%	$10,476.00	$24.57
2	10.25%	0.29%	9.69%	$10,969.42	$31.10
3	15.76%	0.29%	14.86%	$11,486.08	$32.56
4	21.55%	0.29%	20.27%	$12,027.07	$34.09
5	27.63%	0.29%	25.94%	$12,593.55	$35.70
6	34.01%	0.29%	31.87%	$13,186.70	$37.38
7	40.71%	0.29%	38.08%	$13,807.80	$39.14
8	47.75%	0.29%	44.58%	$14,458.15	$40.99
9	55.13%	0.29%	51.39%	$15,139.12	$42.92
10	62.89%	0.29%	58.52%	$15,852.18	$44.94
Total Gain After Fees and Expenses				$5,852.18
Total Annual Fees and Expenses Paid					$363.39

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

38

Hypothetical Fees and Expenses

Columbia Treasury Reserves – Institutional Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.24%	4.76%	$10,476.00	$24.57
2	10.25%	0.29%	9.69%	$10,969.42	$31.10
3	15.76%	0.29%	14.86%	$11,486.08	$32.56
4	21.55%	0.29%	20.27%	$12,027.07	$34.09
5	27.63%	0.29%	25.94%	$12,593.55	$35.70
6	34.01%	0.29%	31.87%	$13,186.70	$37.38
7	40.71%	0.29%	38.08%	$13,807.80	$39.14
8	47.75%	0.29%	44.58%	$14,458.15	$40.99
9	55.13%	0.29%	51.39%	$15,139.12	$42.92
10	62.89%	0.29%	58.52%	$15,852.18	$44.94
Total Gain After Fees and Expenses				$5,852.18
Total Annual Fees and Expenses Paid					$363.39

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

39

For More Information

You’ll find more information about the Columbia Money Market Funds and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081, Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual

Reports to Shareholders

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Shareholder Communications with the Board

The Funds’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Funds and their policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Funds (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Funds are also available in the EDGAR Database on the SEC’s website at www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust, of which the Funds are series, is 811-09645.

Columbia Money Market Funds

Prospectus, January 1, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/157225-0109

Prospectus

January 1, 2009

Columbia Funds

Investor Class Shares

■	Columbia Cash Reserves
■	Columbia Treasury Reserves

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Funds and may be compensated or incented in connection with the sale of Fund shares. The Funds may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about some of the Money Market Funds (each a Fund and together, the Funds) in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Funds in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of each Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information, and

■	fees and expenses.

This summary is followed by other important information, including:

■	a description of the Funds’ additional investment strategies and policies,

■	a discussion of the Funds’ primary service providers, the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Funds’ Investor Class shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Funds, including:

■	how to buy, sell and exchange shares of the Funds, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of each Fund’s financial information, and

■	hypothetical fee and expense data that shows the costs associated with investing in a Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of each Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Funds in the Statement of Additional Information (SAI), which includes more detailed information about the Funds’ investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Funds are sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Funds’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Funds’ distributor (the Distributor). Columbia Management Services, Inc. is the Funds’ transfer agent (the Transfer Agent).

The Funds, like all mutual funds, are designed to be a part of a broad and diversified investment portfolio and are not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Funds and any other Columbia Fund carefully before investing.

4

Columbia Cash Reserves

FUNDimensions™
Columbia Cash Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Investor Class: PCMXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Asset-backed securities risk

Municipal securities risk

Repurchase agreements risk

Foreign securities risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

5

Columbia Cash Reserves

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

6

Columbia Cash Reserves

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue

7

Columbia Cash Reserves

obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. In addition, foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Cash Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Investor Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2008: 1.95%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2000:	1.57%
Worst:	2nd quarter 2004:	0.15%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Cash Reserves

Average Annual Total Return as of December 31, 2007

	1 year	5 years	Life of Fund(a)
Investor Class Shares	4.87%	2.75%	3.29%

(a)	The inception date of the Fund’s Investor Class shares is April 12, 1999.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Investor Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “Rule 12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Cash Reserves

Shareholder Fees (paid directly from your investment)

Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Investor Class Shares
Management fees(a)(b)	0.24%
Distribution (Rule 12b-1) and service fees	0.35%
Other expenses	0.01%
Total annual Fund operating expenses	0.60%
Fee waivers and/or reimbursements	-0.05%
Total net expenses(c)	0.55%

(a)	Management fees include an investment advisory fee of 0.15% and an administration fee of 0.09%.

(b)

The Fund pays an investment advisory fee of 0.15% and administration fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the net assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Daily Cash Reserves. The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(c)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.20% of the Fund’s average daily net assets through December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect. Also, the Distributor has voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Investor Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Investor Class Shares	$56	$187	$330	$745

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Treasury Reserves

FUNDimensions™
Columbia Treasury Reserves
Investment Objective:	Current income, consistent with capital preservation and maintenance of a high degree of liquidity
Investment Style:	Money Market
Ticker Symbol:	Investor Class: PHGXX
Principal Risks:

Investment strategy risk

Market risk

Money Market Fund risk

Changing distribution levels risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Repurchase agreements risk

Reverse repurchase agreements risk

FUNDamentals™

Money Market Funds

Money market funds invest in short-term debt securities that have relatively low risk, including, in some cases, securities issued or guaranteed by the U.S. Government. Returns on your investment in a money market fund aren’t guaranteed and will vary with short-term interest rates. Over time, returns on money market funds may be lower than the returns on other kinds of mutual funds or investments.

Money market funds may be a suitable investment for you if you:

■  are looking for a relatively low risk investment with stability of principal,

■  have short-term income needs, and

■  are comfortable with holding your money outside of a bank deposit that is covered by FDIC insurance.

  Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

  Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

12

Columbia Treasury Reserves

FUNDamentals™

First-Tier Securities

First-tier securities are short-term debt securities that are eligible investments for money market funds. A security is considered “first-tier” because it has been given a rating in the highest short-term credit rating category by two, or in some circumstances one, nationally recognized statistical rating organization(s), or, if unrated, is considered to be of comparable quality; is a security issued by a registered investment company that is a money market fund; or is a government security.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Money Market Fund Risk – The Fund is a money market fund, but an investment in the Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.

13

Columbia Treasury Reserves

Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

■

Reverse Repurchase Agreements Risk – Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

14

Columbia Treasury Reserves

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Investor Class shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

*	Year-to-date return as of September 30, 2008: 1.26%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.52%
Worst:	2nd quarter 2004:	0.12%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

15

Columbia Treasury Reserves

Average Annual Total Return as of December 31, 2007

	1 year	5 years	Life of Fund(a)
Investor Class Shares	4.48%	2.60%	3.10%

(a)	The inception date of the Fund’s Investor Class shares is April 12, 1999.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Investor Class shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Funds – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “Rule 12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the

    Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

16

Columbia Treasury Reserves

Shareholder Fees (paid directly from your investment)

Investor Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Investor Class Shares
Management fees(a)(b)	0.24%
Distribution (Rule 12b-1) and service fees	0.35%
Other expenses	0.01%
Total annual Fund operating expenses	0.60%
Fee waivers and/or reimbursements	-0.05%
Total net expenses(c)	0.55%

(a)	Management fees include an investment advisory fee of 0.15% and an administration fee of 0.09%.

(b)

The Fund pays an investment advisory fee of 0.15% and administration fee of 0.10% of the Fund’s average daily net assets based on Assets (as defined below) of up to $125 billion; an investment advisory fee of 0.15% and administration fee of 0.05% of the Fund’s average daily net assets based on Assets of between $125 and $175 billion; an investment advisory fee of 0.13% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of between $175 and $225 billion; and an investment advisory fee of 0.08% and administration fee of 0.02% of the Fund’s average daily net assets based on Assets of greater than $225 billion. For purposes of determining the breakpoint level, “Assets” are the sum of the net assets of Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Government Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves, Columbia Government Plus Reserves and Columbia Daily Cash Reserves. The Advisor and Administrator have contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2009.

(c)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.20% of the Fund’s average daily net assets through December 31, 2009. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect. Also, the Distributor has voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Investor Class shares of the Fund,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Investor Class Shares	$56	$187	$330	$745

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

17

Additional Fund Investment Strategies and Policies

This section describes certain strategies and policies that each Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Funds.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

■

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

■	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Funds’ Investment Objective and Policies

Each Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the 1940 Act.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Lending Securities

Each Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. A Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

In addition, more current information concerning each Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

Each Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, holding cash. A Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) or, if your shares are held through a financial intermediary, contact your intermediary directly.

18

Management of the Funds

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Funds and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of September 30, 2008, the Advisor had assets under management of approximately $380.3 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Funds, determining what securities and other investments the Funds should buy or sell and executing the Funds’ portfolio transactions. Although the Advisor is responsible for the investment management of the Funds, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Funds’ investments.

The Funds pay the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund (based on the combined average daily net assets of certain Columbia Money Market Funds) and is paid monthly. The fee payable to the Advisor is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.” For the Funds’ most recent fiscal year, the amount of aggregate advisory fees paid to the Advisor by each Fund is shown in the following chart.

Annual Advisory Fee,

as a % of Average Daily Net Assets

Columbia Cash Reserves	0.15%
Columbia Treasury Reserves	0.15%

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement with the Advisor is available in the Funds’ semi-annual reports to shareholders for the fiscal period ended February 29, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Funds. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Funds’ needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Funds change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Funds to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Funds to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Funds would inform the Funds’ shareholders of any actions taken in reliance on this relief. Until the Advisor and the Funds obtain this relief, the Funds will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Funds.

19

Management of the Funds

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Funds, including the general supervision of the Funds’ operations, coordination of the Funds’ service providers, and the provision of office facilities and related clerical and administrative services.

The Funds pay the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of each Fund’s average daily net assets (based on the combined average daily net assets of certain Columbia Money Market Funds) and is paid monthly. The fee payable to the Administrator is described in each Fund’s table of Annual Fund Operating Expenses in a footnote to the caption “Management fees.”

The Distributor

Shares of the Funds are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Funds pay the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Funds’ behalf.

20

Management of the Funds

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Funds – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Funds for which they are compensated. Bank of America and its affiliates may also provide other services to the Funds and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Funds. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Funds.

Conflicts of interest and limitations that could affect the Funds may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Funds and the sale of their shares;

■	the allocation of, and competition for, investment opportunities among the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Funds invest; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Funds.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Funds and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

21

Management of the Funds

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (BACAP, now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (BACAP Distributors, now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the SEC) (the SEC Order) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (BAS) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively BAC), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for

22

Management of the Funds

coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

23

About Investor Class Shares

Description of the Share Class

Share Class Features

The Funds offer one class of shares in this prospectus: Investor Class shares. The Funds may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Investor Class shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Funds’ share classes and how to choose among them.

Investor Class Shares
Eligible Investors and Minimum Initial Investments(a)

Investor Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts. Investor Class shares may be offered by Bank of America and its affiliates and certain other financial intermediaries.

The minimum initial investment amount for Investor Class shares is $25,000.

Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and Service Fees	0.10% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

24

About Investor Class Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and each Fund has adopted distribution and shareholder servicing plans which establish the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors. Because the fees are paid out of each Fund’s assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the Funds’ Investor Class shares:

Distribution (Rule 12b-1) and Service Fees

	Distribution Fee	Service Fee	Combined Total
Investor Class	0.10%	0.25%	0.35%

The Funds will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. Columbia Funds may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

25

About Investor Class Shares

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of each Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Funds.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of each Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Funds to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of each Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by each Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Funds or a particular share class over others. See Management of the Funds – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or NAV) per share for a given share class. Columbia Funds calculates the net asset value per share for Investor Class shares of the Funds at the following times each business day (unless a Fund closes early):

■	9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

Each Fund uses the amortized cost method to determine the value of its portfolio holdings pursuant to Rule 2a-7 under the 1940 Act. In general, each Fund values portfolio holdings at cost, with any discount or premium arising amortized to maturity. See the SAI for more information.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent by the following times on a business day (unless a Fund closes early) will be processed as follows:

■

If your order for Columbia Cash Reserves or Columbia Treasury Reserves is received by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you’ll receive that day’s dividends).

FUNDamentals™

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Although Columbia Funds tries to maintain a net asset value per share of $1.00 for the Funds, we can’t guarantee that we will be able to do so.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611 (individual investors) or 800.353.0828 (institutional investors).

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

28

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Funds and their agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors) for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if a Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Account Balance Penalties

Columbia Funds may sell your Investor Class shares if the value of your Investor Class shares account falls below $1,000 (other than as a result of depreciation of share value). Alternatively, your Investor Class shares account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Funds from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Funds’ performance.

Excessive Trading Practices

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, the Columbia Money Market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Funds have no limits on buy or exchange transactions. Columbia Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

29

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor or selling and/or servicing agent who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Investor Class shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts. Investor Class shares may be offered by may be offered by Bank of America and its affiliates and certain other financial intermediaries.

Minimum Initial Investments

The minimum initial investment for Investor Class shares is $25,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to buy or hold Investor Class shares. The minimum initial investment for the Systematic Investment Plan is $10,000.

Minimum Additional Investments

There is no minimum additional investment for Investor Class shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Investor Class shares of the Funds by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. For purchases via Fedwire, Columbia Funds must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Transfer Agent receives the order (unless the Funds close early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the Transfer Agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal funds rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

Electronic Funds Transfer

You may buy Investor Class shares of the Funds by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■	You generally buy Investor Class shares at net asset value per share.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	The Funds reserve the right to cancel your order if they don’t receive payment within three business days of

30

Buying, Selling and Exchanging Shares

receiving your buy order. The Funds will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Shares bought are recorded on the books of the Funds. The Funds don’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Investor Class shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts. The minimum amount that can be redeemed by wire is $500. Requests to redeem by wire must be received in “good form” prior to close of daily trading in Fund shares.

Electronic Funds Transfer

You may sell Investor Class shares of the Funds and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Investor Class shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Checkwriting Service

You can withdraw money from the Fund using Columbia Funds’ free checkwriting service. Please contact your financial advisor to set up the service. Each check you write must be for a minimum of $250. You can only use checks to make partial withdrawals; you can’t use a check to make a full withdrawal of the shares you hold in the Fund. Shares you sell by writing a check are eligible to receive distributions up to the day the Fund’s custodian receives the check for payment. Columbia Funds can change or cancel the service by giving you 30 days notice in writing.

Other Redemption Rules You Should Know

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of sale proceeds for more than seven days when the NYSE is closed or during emergency circumstances as determined by the SEC.

Other restrictions may apply to retirement accounts. For more information about these restrictions, contact your retirement plan administrator.

31

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Funds to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Investor Class shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	Exchanges are made at net asset value.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

Same Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund, if offered. No sales charges or other charges will apply to any such exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

32

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

Each Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Funds generally intend to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Funds will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Funds may, however, pay distributions of net investment income more frequently.

Different share classes of the Funds usually pay different net investment income distribution amounts, because each class has different expenses.

The Funds generally pay cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

Each Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611 (individual investors) or 800.353.0828 (institutional investors). No sales charges apply to the purchase or sale of such shares.

Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive your distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of a Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. However, the Funds do not generally expect to have material amounts of unrealized capital gain. If you buy shares of a Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations. However, the Funds do not generally expect to have material amounts of such carryforwards.

33

Distributions and Taxes

Taxes and Your Investment

The Funds will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. Each Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	To the extent distributions are taxable, such distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Funds.

■

For each of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves, and Columbia New York Tax-Exempt Reserves, distributions of net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. For each of Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves, and Columbia New York Tax-Exempt Reserves, distributions of net interest income from tax-exempt securities of the corresponding state and its subdivisions generally also are not subject to the corresponding state’s individual income tax.

■

Each of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves, Columbia Connecticut Municipal Reserves, Columbia Massachusetts Municipal Reserves, and Columbia New York Tax-Exempt Reserves may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by these Funds of this income generally are taxable to you as ordinary income. Distributions of gains realized by these Funds, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you.

■

Distributions of the Funds’ ordinary income (to the extent taxable) and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Funds’ net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long a Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	As long as each Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Funds.

■

Each Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

34

Distributions and Taxes

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. Your investment in the Funds may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Funds, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

35

Financial Highlights

The financial highlights tables are designed to help you understand how each Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund’s financial statements, are included in each Fund’s annual report. The independent registered public accounting firm’s report and the Funds’ financial statements are also incorporated by reference into the SAI.

Columbia Cash Reserves – Investor Class Shares

	Year Ended August 31, 2008		Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income	0.03		0.05	0.02		0.03	0.01	0.01
Net Realized and Unrealized Loss on Investments and Capital Support Agreement	—	(b)	—	—		—	—	—
Total from Investment Operations	0.03		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From Net Investment Income	(0.03)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total Return(c)(d)	3.36	%(e)	4.93%	1.93	%(f)	3.26%	1.23%	0.66%
Ratios to Average Net Assets/ Supplemental Data:
Net Expenses(g)	0.55%		0.55%	0.55	%(h)	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.05%		0.06%	0.06	%(h)	0.07%	0.07%	0.06%
Net Investment Income(g)	3.43%		4.82%	4.57	%(h)	3.18%	1.18%	0.66%
Net Assets, End of Period (000’s)	$696,449		$1,111,861	$1,406,932		$1,659,521	$1,814,403	$2,321,369

(a)	The Fund changed its fiscal year end from March 31 to August 31.

(b)	Rounds to less than $0.01 per share.

(c)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 2.37%.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

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Financial Highlights

Columbia Treasury Reserves – Investor Class Shares

	Year Ended August 31, 2008	Year Ended August 31, 2007	Period Ended August 31, 2006(a)		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income	0.0247	0.0468	0.0188		0.0310	0.0109	0.0058
Less Distributions to Shareholders:
From Net Investment Income	(0.0247)	(0.0468)	(0.0188)		(0.0310)	(0.0109)	(0.0058)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total Return(b)(c)	2.50%	4.78%	1.89	%(d)	3.14%	1.10%	0.58%
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(e)	0.55%	0.55%	0.55	%(f)	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.05%	0.06%	0.06	%(f)	0.06%	0.07%	0.06%
Net Investment Income(e)	2.42%	4.68%	4.49	%(f)	3.05%	1.02%	0.59%
Net Assets, End of Period (000’s)	$234,962	$219,797	$180,073		$230,999	$368,396	$450,784

(a)	The Fund changed its fiscal year end from March 31 to August 31.

(b)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Investor Class shares of each Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which are the same as those stated in the Annual Fund Operating Expense table, are presented in the charts and are net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge.

Columbia Cash Reserves – Investor Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.55%	4.45%	$10,445.00	$56.22
2	10.25%	0.60%	9.05%	$10,904.58	$64.05
3	15.76%	0.60%	13.84%	$11,384.38	$66.87
4	21.55%	0.60%	18.85%	$11,885.29	$69.81
5	27.63%	0.60%	24.08%	$12,408.25	$72.88
6	34.01%	0.60%	29.54%	$12,954.21	$76.09
7	40.71%	0.60%	35.24%	$13,524.20	$79.44
8	47.75%	0.60%	41.19%	$14,119.26	$82.93
9	55.13%	0.60%	47.41%	$14,740.51	$86.58
10	62.89%	0.60%	53.89%	$15,389.09	$90.39
Total Gain After Fees and Expenses				$5,389.09
Total Annual Fees and Expenses Paid					$745.26

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

38

Hypothetical Fees and Expenses

Columbia Treasury Reserves – Investor Class Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.55%	4.45%	$10,445.00	$56.22
2	10.25%	0.60%	9.05%	$10,904.58	$64.05
3	15.76%	0.60%	13.84%	$11,384.38	$66.87
4	21.55%	0.60%	18.85%	$11,885.29	$69.81
5	27.63%	0.60%	24.08%	$12,408.25	$72.88
6	34.01%	0.60%	29.54%	$12,954.21	$76.09
7	40.71%	0.60%	35.24%	$13,524.20	$79.44
8	47.75%	0.60%	41.19%	$14,119.26	$82.93
9	55.13%	0.60%	47.41%	$14,740.51	$86.58
10	62.89%	0.60%	53.89%	$15,389.09	$90.39
Total Gain After Fees and Expenses				$5,389.09
Total Annual Fees and Expenses Paid					$745.26

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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For More Information

You’ll find more information about the Columbia Money Market Funds and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081, Boston, MA 02266-8081

By Telephone:	800.345.6611 (individual investors) or 800.353.0828 (institutional investors)

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Shareholder Communications with the Board

The Funds’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston,

MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Funds and their policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Funds (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Funds are also available in the EDGAR Database on the SEC’s website at www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust, of which the Funds are series, is 811-09645.

Columbia Money Market Funds

Prospectus, January 1, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/157311-0109